Loans Receivable (Summary Of Changes In Accretable Yields Of Acquired Loans) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Balance	$ 470,811	$ 708,571
Acquisition	24,089	146,509
Net transfers from (to) nonaccretable difference to (from) accretable yield	110,802	(178,864)
Accretion	(249,309)	(205,405)
Balance	356,393	470,811
Acquired Impaired Loans [Member]
Loans Receivable [Line Items]
Balance	83,834	82,381
Acquisition	1,190	7,346
Net transfers from (to) nonaccretable difference to (from) accretable yield	22,016	37,687
Accretion	(30,417)	(43,580)
Balance	76,623	83,834
Acquired Performing Loans [Member]
Loans Receivable [Line Items]
Balance	386,977	626,190
Acquisition	22,899	139,163
Net transfers from (to) nonaccretable difference to (from) accretable yield	88,786	(216,551)
Accretion	(218,892)	(161,825)
Balance	$ 279,770	$ 386,977